Litigation - Provisions - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of other provisions [line items]
Legal provisions	€ 779	€ 537	€ 528	€ 491
FRANCE
Disclosure of other provisions [line items]
Legal provisions	555	301	299
SPAIN
Disclosure of other provisions [line items]
Legal provisions	26	34	45
POLAND
Disclosure of other provisions [line items]
Legal provisions	167	165	158
Other countries excluding France, Spain, and Poland [member]
Disclosure of other provisions [line items]
Legal provisions	€ 31	€ 37	€ 26